Application of new and revised international financial reporting standards - Summary of Application of new standards and amendments (Detail)	12 Months Ended
Dec. 31, 2023
Amendment To IAS 1 IFRS Practice Statement 2
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies
Date by which application of new IFRS is required	Jan. 01, 2023
Amendment To IAS 8
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IAS 8 – Definition of Accounting Estimates
Date by which application of new IFRS is required	Jan. 01, 2023
IFRS 17
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	IFRS 17 – Insurance Contracts
Date by which application of new IFRS is required	Jan. 01, 2023
Amendment To IAS 12
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Date by which application of new IFRS is required	Jan. 01, 2023
Amendment To IAS 12
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IAS 12 – International Tax Reform – Pillar Two Model Rules
Date by which application of new IFRS is required	May 23, 2023